Long - Term Debt and other financial liabilities - Other financial liabilities, net (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Lessee, Lease, Description [Line Items]
Other financial liabilities	$ 142,256
Less: Deferred finance costs, net	(8,059)	$ (8,495)
Add: Deferred finance costs, current portion	2,797	2,739
Financial Liabilities Net [Member]
Lessee, Lease, Description [Line Items]
Other financial liabilities	142,256	151,584
Less: Deferred finance costs, net	(1,337)	(1,649)
Total other financial liabilities, net	140,919	149,935
Less: Current portion of other financial liabilities	(9,328)	(9,328)
Add: Deferred finance costs, current portion	287	312
Other financial liabilities, net of current portion and deferred finance costs	$ 131,878	$ 140,919